UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21750
Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
Kayne Anderson Capital Advisors, L.P., 1800 Avenue of the Stars, Second Floor,
Los Angeles, California 90067

(Name and address of agent for service)
Registrant’s telephone number, including area code: (310) 556-2721
Date of fiscal year end: November 30, 2006
Date of reporting period: May 31, 2006
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
     The report of Kayne Anderson Energy Total Return Fund, Inc. (the “Registrant”) to stockholders for the semi-annual period ended May 31, 2006 is attached below.

Energy Total Return Fund Kayne Anderson SEMI-ANNUAL REPORT MAY 31, 2006

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS: This report contains “forward-looking statements” as defined under the U.S. Federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to differ from the Fund’s historical experience and its present expectations or projections. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to publicly update or revise any forward-looking statements. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

PORTFOLIO SUMMARY
MAY 31, 2006
(UNAUDITED)

Portfolio Investments, by Category

Top 10 Holdings, by Issuer

		Percent of Total
Holding	Sector	Investments

1. Kinder Morgan Management, LLC	MLP Affiliate	8.2%

2. Kinder Morgan, Inc.	MLP Affiliate	5.5

3. Enterprise Products Partners L.P.	MLP	4.3

4. Harvest Energy Trust	Canadian Royalty Trust	2.9

5. Crosstex Energy, Inc.	MLP Affiliate	2.8

6. Pacific Energy Partners, L.P.	MLP	2.8

7. Crescent Point Energy Trust	Canadian Royalty Trust	2.3

8. Bonavista Energy Trust	Canadian Royalty Trust	2.3

9. Penn West Energy Trust	Canadian Royalty Trust	2.0

10. Targa Resources, Inc.	Private Midstream Company	2.0

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS
MAY 31, 2006
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 132.6%
Equity Investments — 114.2%
United States — 79.9%
MLP(a)(b) — 28.1%
Atlas Pipeline Partners, L.P.	204	$8,374
Calumet Specialty Products Partners, L.P.	160	5,125
Copano Energy, L.L.C.	35	1,616
Crosstex Energy, L.P.	122	4,176
DCP Midstream Partners, LP	53	1,518
Energy Transfer Partners, L.P.	156	7,053
Enterprise Products Partners L.P.	1,941	48,926
Ferrellgas Partners, L.P.	162	3,526
Global Partners LP	126	2,595
Hiland Partners, LP	47	1,975
Holly Energy Partners, L.P.	103	4,132
Inergy, L.P.	195	5,145
K-Sea Transportation Partners L.P.	25	784
Magellan Midstream Partners, L.P.	366	12,675
Martin Midstream Partners L.P.	223	6,972
Natural Resource Partners L.P.	131	6,867
ONEOK Partners, L.P.	199	9,887
Pacific Energy Partners, L.P.	1,000	31,300
Penn Virginia Resource Partners, L.P.	327	8,442
Plains All American Pipeline, L.P.	321	15,554
Plains All American Pipeline, L.P.(c)	111	5,298
Regency Energy Partners LP	311	6,944
Sunoco Logistics Partners L.P.	126	5,429
TC PipeLines, LP	95	3,097
Teekay LNG Partners L.P.	103	3,159
TEPPCO Partners, L.P.	146	5,495
TransMontaigne Partners L.P.	57	1,747
U.S. Shipping Partners L.P.	60	1,238
Valero L.P.	209	10,776

		229,825

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2006
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

MLP Affiliate — 31.7%
Atlas America, Inc.(d)(e)	98	$4,448
Crosstex Energy, Inc.	352	31,747
Enbridge Energy Management, L.L.C.(f)	392	16,625
Energy Transfer Equity, L.P.(b)	794	21,200
Enterprise GP Holdings L.P.(b)	244	8,676
Inergy Holdings, L.P.(b)	43	1,395
Kinder Morgan, Inc.	623	62,559
Kinder Morgan Management, LLC(f)	2,129	92,567
Magellan Midstream Holdings, L.P.(b)	428	9,262
MarkWest Hydrocarbon, Inc.	92	2,071
ONEOK, Inc.	150	5,022
Penn Virginia Corporation	49	3,295

		258,867

Marine Transportation — 11.5%
Aries Maritime Transport Limited	451	5,091
Arlington Tankers Ltd.	591	12,739
Diana Shipping Inc.	308	3,374
Double Hull Tankers, Inc.	883	11,256
DryShips Inc.	282	2,541
Eagle Bulk Shipping Inc.	31	417
Frontline Ltd.	50	1,648
Genco Shipping & Trading Limited	714	11,979
General Maritime Corporation	231	7,201
Knightsbridge Tankers Limited	119	2,748
Nordic American Tanker Shipping Limited	256	7,956
Overseas Shipholding Group, Inc.	54	2,747
Quintana Maritime Limited	193	1,518
Seaspan Corporation	515	10,749
Ship Finance International Limited	327	5,561
Tsakos Energy Navigation Limited	174	6,399

		93,924

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2006
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Coal — 6.6%
Alpha Natural Resources, Inc.(e)	256	$5,524
Arch Coal, Inc.(d)	373	18,054
CONSOL Energy Inc.	50	4,368
Foundation Coal Holdings, Inc.(d)	198	8,957
International Coal Group, Inc.(e)	93	825
Massey Energy Company	242	9,020
Peabody Energy Corporation(d)	118	7,381

		54,129

Royalty Trust — 1.7%
BP Prudhoe Bay Royalty Trust	30	2,189
Cross Timbers Royalty Trust	27	1,159
Hugoton Royalty Trust	62	1,711
Permian Basin Royalty Trust	340	5,308
San Juan Basin Royalty Trust	91	3,384

		13,751

Other Energy — 0.3%
CNX Gas Corporation(e)	80	2,261

Total United States (Cost $619,541)		652,757

Canada — 34.3%
Royalty Trust — 34.3%
ARC Energy Trust	730	18,725
Baytex Energy Trust	234	5,103
Bonavista Energy Trust	790	25,622
Canadian Oil Sands Trust	307	9,878
Canetic Resources Trust	1,012	22,215
Crescent Point Energy Trust	1,297	26,217
Daylight Energy Trust	48	507
Duke Energy Income Fund	45	491
Enerplus Resources Fund	398	22,168
Esprit Energy Trust	806	8,781
Fairborne Energy Trust	127	1,632
Focus Energy Trust	22	476
Fording Canadian Coal Trust(d)	390	13,657

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2006
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Royalty Trust — (Continued)
Harvest Energy Trust	693	$21,244
Ketch Resources Trust	1,361	13,531
Keyera Facilities Income Fund	76	1,439
Pembina Pipeline Income Fund	102	1,511
Penn West Energy Trust	565	22,301
Peyto Energy Trust	901	19,507
PrimeWest Energy Trust	568	16,988
Progress Energy Trust	33	515
Sequoia Oil & Gas Trust	707	11,481
Taylor NGL Limited Partnership	86	783
Thunder Energy Trust	530	4,237
Trilogy Energy Trust	35	624
Vermilion Energy Trust	46	1,378
Westshore Terminals Income Fund	116	1,119
Zargon Energy Trust	276	8,185

Total Canada (Cost $248,888)		280,315

Total Equity Investments (Cost $868,429)		933,072

	Interest	Maturity	Principal
	Rate	Date	Amount

Fixed Income Investments — 18.4%
United States — 15.1%
MLP Affiliate — 0.3%
TransMontaigne Inc.	9.125%	06/01/10	$1,900	2,049

Marine Transportation — 0.5%
OMI Corporation	7.625	12/01/13	4,000	3,980

Coal — 2.5%
Alpha Natural Resources, Inc.	10.000	06/01/12	7,250	7,830
Arch Coal, Inc.	6.750	07/01/13	4,000	3,880
Foundation Coal Holdings, Inc.	7.250	08/01/14	3,000	3,015
James River Coal Company	9.375	06/01/12	3,500	3,614
Massey Energy Company	6.875	12/15/13	2,000	1,920

				20,259

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2006
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Other Energy — 11.8%
Carrizo Oil and Gas Company	(g)	07/21/10	$14,946	$15,357
CDX Funding, LLC	(h)	03/31/13	10,500	10,762
Clayton Williams Energy, Inc.	7.750%	08/01/13	10,000	9,325
El Paso Corporation	(i)	11/23/09	15,110	15,205
Mariner Energy, Inc.	7.500	04/15/13	7,000	6,772
NRG Energy, Inc.	7.250	02/01/14	1,500	1,500
Petrohawk Energy Corporation	(j)	07/28/10	4,278	4,321
Targa Resources, Inc.	8.500	11/01/13	22,500	22,275
Trident Exploration Corp.	(k)	11/26/11	10,000	10,050
Trident Exploration Corp.	(l)	11/26/11	1,000	1,020

				96,587

Total United States (Cost $124,403)				122,875

Canada — 3.3%
Royalty Trust — 3.3%
Baytex Energy Ltd.	9.625	07/15/10	15,050	15,878
Harvest Operations Corp.	7.875	10/15/11	11,500	11,241

Total Canada (Cost $27,467)				27,119

Total Fixed Income Investments (Cost $151,870)				149,994

Total Long-Term Investments (Cost $1,020,299)				1,083,066

Short-Term Investment — 5.7%
Repurchase Agreement — 5.7%
Bear, Stearns & Co. Inc. (Agreement dated 05/31/06 to be repurchased at $46,821), collateralized by $48,174 in U.S. Government and Agency Securities (Cost $46,815)	4.900	06/01/06		46,815

Total Investments — 138.3% (Cost $1,067,114)				1,129,881

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2006
(amounts in 000’s, except options contracts written)
(UNAUDITED)

	No. of
Description	Contracts	Value

Liabilities
Option Contracts Written(e)
United States
Coal
Arch Coal, Inc., call option expiring 06/17/06 @$52.50	500	$(25)
Arch Coal, Inc., call option expiring 07/22/06 @$45.00	700	(350)
Foundation Coal Holdings, Inc., call option expiring 06/17/06 @$45.00	500	(95)
Peabody Energy Corporation, call option expiring 06/17/06 @$62.50	500	(125)

Total United States (Premiums received $590)		(595)

Canada
Royalty Trust
Fording Canadian Coal Trust, call option expiring 06/17/2006 @$40.00	700	(7)
Fording Canadian Coal Trust, put option expiring 06/17/2006 @$40.00	524	(262)

Total Canada (Premiums received $412)		(269)

Total Options Contracts Written (Premiums received $1,002)		(864)

	No. of Units

Securities Sold Short
MLP
Alliance Resource Partners, L.P. (Cash proceeds received $754)	19	(713)
Other Liabilities		(42,785)

Total Liabilities		(44,362)
Unrealized Appreciation on Interest Rate Swap Contracts		5,480
Other Assets		26,301

Total Liabilities in Excess of Other Assets		(12,581)
Preferred Stock at Redemption Value		(300,000)

Net Assets Applicable to Common Stockholders		$817,300

(a)	Includes Limited Liability Companies.

(b)	Security is treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. In order to qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. It is the Fund’s intention to be treated as a RIC for tax purposes.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONCLUDED)
MAY 31, 2006
(UNAUDITED)

(c)	Fair valued securities, restricted from public sale. (See notes 2 and 5).

(d)	Security or a portion thereof is segregated as collateral on option contracts written or securities sold short.

(e)	Security is non-income producing.

(f)	Distributions are paid in kind.

(g)	Floating rate second lien credit facility. Security pays interest at a rate of LIBOR + 600 basis points (10.83% as of May 31, 2006).

(h)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 525 basis points (10.25% as of May 31, 2006).

(i)	Floating rate senior secured term loan facility. Security pays interest at a rate of LIBOR + 275 basis points (7.86% as of May 31, 2006).

(j)	Floating rate second lien credit facility. Security pays interest at a rate of LIBOR + 450 basis points (9.63% as of May 31, 2006).

(k)	Floating rate unsecured term loan facility. Interest is paid in-kind at a rate of LIBOR + 950 basis points (14.61% as of May 31, 2006).

(l)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 750 basis points (12.61% as of May 31, 2006).

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006
(amounts in 000’s, except share and per share amounts)
(UNAUDITED)

ASSETS
Investments, at fair value (Cost — $1,020,299)	$1,083,066
Repurchase agreement (Cost — $46,815)	46,815

Total investments (Cost — $1,067,114)	1,129,881
Cash denominated in foreign currency (Cost — $1,135)	1,204
Deposits with brokers for option contracts written and securities sold short	12,405
Receivable for securities sold (Cost — $6,546)	6,545
Interest, dividends and distributions receivable (Cost — $6,102)	6,109
Prepaid expenses	38
Unrealized appreciation on interest rate swap contracts	5,480

Total Assets	1,161,662

LIABILITIES
Payable for securities purchased (Cost — $39,836)	39,836
Securities sold short, at fair value (Proceeds — $754)	713
Investment management fee payable, net of fee waiver	945
Payable for shares of common stock repurchased	851
Put and call option contracts written, at fair value (Premiums received — $1,002)	864
Accrued directors’ fees and expenses	46
Accrued expenses and other liabilities	1,107

Total Liabilities	44,362

PREFERRED STOCK
Series A, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000
Series B, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000
Series C, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000

Total Preferred Stock	300,000

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$817,300

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS CONSIST OF
Common stock, $0.001 par value (32,204,000 shares issued, 31,645,025 shares outstanding and 199,979,000 shares authorized)	$32
Paid-in capital	751,332
Distributions in excess of accumulated net investment income and net realized gains	(2,566)
Net unrealized gains on investments, foreign currency related translations, securities sold short, options and interest rate swap contracts	68,502

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$817,300

NET ASSET VALUE PER COMMON SHARE	$25.83

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2006
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions (after foreign taxes withheld of $2,024)	$27,552
Return of capital	(9,392)

Net dividends and distributions	18,160
Interest and other fees	6,932

Total Investment Income	25,092

Expenses
Investment management fees	6,717
Professional fees	328
Administration fees	304
Reports to stockholders	173
Custodian fees	168
Insurance	93
Directors’ fees	91
Dividends on securities sold short	36
Other expenses	141

Total Expenses — Before Investment Management Fee Waivers, Interest Expense and Auction Agent Fees	8,051
Investment management fee waivers	(1,345)
Interest expense	126
Auction agent fees	318

Total Expenses	7,150

Net Investment Income	17,942

REALIZED AND UNREALIZED GAINS
Net Realized Gains
Investments	6,060
Foreign currency transactions	255
Securities sold short	110
Options	3,611
Income from interest rate swap contracts	57

Net Realized Gains	10,093

Net Change in Unrealized Gains
Investments	57,055
Foreign currency translations	72
Securities sold short	42
Options	50
Interest rate swap contracts	3,847

Net Change in Unrealized Gains	61,066

Net Realized and Unrealized Gains	71,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	89,101
DIVIDENDS TO PREFERRED STOCKHOLDERS	(6,001)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$83,100

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON STOCKHOLDERS
(amounts in 000’s, except share amounts)

	For the
	Six Months		For the Period
	Ended		June 28, 2005(1)
	May 31, 2006		through
	(Unaudited)		November 30, 2005

OPERATIONS
Net investment income	$17,942		$7,503
Net realized gains	10,093		3,002
Net change in unrealized gains	61,066		7,436

Net Increase in Net Assets Resulting from Operations	89,101		17,941

DIVIDENDS TO PREFERRED STOCKHOLDERS
Dividends	(6,001	)(2)	—

DIVIDENDS/DISTRIBUTIONS TO COMMON STOCKHOLDERS
Dividends	(23,844	)(2)	(8,695)
Distributions — return of capital	(2,566	)(2)	—

Dividends/Distributions to Common Stockholders	(26,410)		(8,695)

CAPITAL STOCK TRANSACTIONS
Proceeds from initial public offering of 30,000,000 shares of common stock	—		750,000
Proceeds from issuance of 2,200,000 shares of common stock in connection with exercise of overallotment option granted to underwriters of the initial public offering	—		55,000
Underwriting discounts and offering expenses associated with the issuance of common stock	—		(37,383)
Underwriting discounts and offering expenses associated with the issuance of preferred stock	(3,508)		—
Common stock purchased under the share repurchase program (558,975 shares)	(12,845)		—

Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders from Capital Stock Transactions	(16,353)		767,617

Total Increase in Net Assets Applicable to Common Stockholders	40,337		776,863

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
Beginning of period	776,963		100

End of period	$817,300		$776,963

(1)	Commencement of operations.

(2)	The information presented in each of these items is a current estimate of the characterization of a portion of the total dividends paid to preferred stockholders and common stockholders for the six months ended May 31, 2006 as either a dividend (ordinary income) or a distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the preferred stock dividend and common stock dividend made during the period will not be determinable until after the end of the calendar year when the Fund can determine earnings and profits and, therefore, it may differ substantially from the preliminary estimate.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2006
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$89,101
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(514,355)
Proceeds from sale of investments	298,389
Purchase of short-term investments	(34,089)
Realized gains on investments, securities sold short, options and interest rate swap contracts	(9,838)
Return of capital distributions	9,392
Unrealized gains (excluding impact on cash of $68 of foreign currency translations)	(60,998)
Amortization of bond premium	201
Increase in deposits with brokers for short sales contracts written	(9,409)
Increase in receivable for securities sold	(4,117)
Increase in interest, dividend and distributions receivables	(2,744)
Decrease in prepaid expenses	68
Increase in payable for securities purchased	25,070
Increase in securities sold short	754
Increase in investment management fee payable	293
Increase in payable for common stock repurchased	851
Increase in option contracts written	375
Decrease in accrued directors’ fees and expenses	(35)
Increase in accrued expenses and other liabilities	243

Net Cash Used in Operating Activities	(210,848)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of auction rate preferred stock	300,000
Repayment of the revolving credit line	(40,000)
Underwriting discount and offering expenses associated with the issuance of shares of preferred stock	(3,508)
Shares of common stock repurchased	(12,845)
Cash dividends paid to preferred stockholders	(6,001)
Cash dividends and distributions paid to common stockholders	(26,410)

Net Cash Provided by Financing Activities	211,236

NET INCREASE IN CASH	388
CASH — BEGINNING OF PERIOD	816

CASH — END OF PERIOD	$1,204

Supplemental disclosure of cash flow information:

During the six months ended May 31, 2006, state taxes paid were $1 and interest paid was $300.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

	For the
	Six Months		For the Period
	Ended		June 28, 2005(1)
	May 31, 2006		through
	(Unaudited)		November 30, 2005

Per Share of Common Stock
Net asset value, beginning of period	$24.13		$23.84	(2)
Underwriting discounts and offering costs on the issuance of preferred stock	(0.11	)(3)	—

Total	24.02		23.84

Income from Investment Operations
Net investment income	0.56	(3)(4)	0.23	(3)(4)
Net realized and unrealized gain on investments, foreign currency related transactions and translations, securities sold short, options and interest rate swap contracts	2.22	(3)(4)	0.33	(3)(4)

Total income from investment operations	2.78		0.56

Dividends — Preferred Stockholders
Dividends	(0.19	)(3)	—

Dividends/Distributions — Common Stockholders
Dividends	(0.74	)(3)	(0.27	)(3)
Distributions — return of capital	(0.08	)(3)	—

Total dividends/distributions — Common Stockholders	(0.82)		(0.27)

Common stock repurchased	0.04		—

Net asset value, end of period	$25.83		$24.13

Market value per share of common stock, end of period	$23.40		$21.10

Total investment return based on common stock market value	14.81	%(5)	(14.62	)%(5)
Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period	$817,300		$776,963
Ratio of expenses to average net assets, including investment management fee waivers	1.81	%(6)(7)	1.47	%(6)(7)
Ratio of expenses to average net assets, excluding investment management fee waivers	2.15	%(7)	1.72	%(7)
Ratio of net investment income to average net assets	4.54	%(7)	2.31	%(7)
Net increase in net assets applicable to common stockholders resulting from operations to average net assets	21.04	%(7)	2.36	%(7)
Portfolio turnover rate	31.38	%(8)	23.18	%(8)
Auction Rate Preferred Stock, end of period	$300,000		—
Asset coverage of Auction Rate Preferred Stock	372.43%		—
Average amount of borrowings outstanding per share of common stock during the period	$0.15	(4)	—

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS — (CONCLUDED)
(amounts in 000’s, except share and per share amounts)

(1)	Commencement of operations.

(2)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

(3)	Based on average shares outstanding of 32,104,299 and 32,204,000, for the six months ended May 31, 2006 and for the period June 28, 2005 through November 30, 2005, respectively.

(4)	Information presented relates to a share of common stock outstanding for the entire period.

(5)	Not annualized. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of dividends, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan.

(6)	Ratios reflect actual expenses incurred by the Fund.

(7)	Ratios are annualized since period is less than one full year.

(8)	Not annualized. For the six months ended May 31, 2006 and for the period June 28, 2005 through November 30, 2005, calculated based on the sales of long-term investments of $298,389 and $89,565 divided by the monthly average long-term investment balance of $950,878 and $386,316, respectively.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED)

MAY 31, 2006
(amounts in 000’s, except share and per share amounts)

1.	Organization

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund commenced investment operations on June 28, 2005 and, prior to such date, had no operations other than the sale and issuance of 4,000 shares of common stock at an aggregate purchase price of $100 to Kayne Anderson Capital Advisors, L.P. (“Kayne Anderson” or the “Adviser”) on May 27, 2005. The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE”.

2.	Significant Accounting Policies

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.

B. Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time) no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and dividends), less all of its liabilities (including accrued expenses, dividends payable and any borrowings) by the total number of common shares outstanding.

C. Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day, except for short sales and call option contracts written, for which the last quoted asked price is used. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more are valued by the Fund using a pricing service. Fixed income securities maturing within 60 days will be valued on an amortized cost basis.

The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available,

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:

•	Investment Team Valuation. The applicable investments are initially valued by Kayne Anderson investment professionals responsible for the portfolio investments.

•	Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of Kayne Anderson. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•	Valuation Committee. The Valuation Committee meets on or about the end of each month to consider new valuations presented by Kayne Anderson, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of Kayne Anderson is authorized to make valuation determinations. The Valuation Committee’s valuations stand for intervening periods of time unless the Valuation Committee meets again at the request of Kayne Anderson, the Board of Directors, or the Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.

•	Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by Kayne Anderson and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly tradable (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, Kayne Anderson may determine an amortization schedule for the discount in accordance with a methodology approved by the Valuation Committee.

At May 31, 2006, the Fund held 0.6% of its net assets applicable to common stockholders (0.5% of total assets) in securities valued at fair value as determined pursuant to procedures adopted by the Board of Directors, with an aggregate cost of $4,737 and fair value of $5,298.

Any option transaction that the Fund enters into may, depending on the applicable market environments, have no value or a positive/negative value. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

D. Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which Kayne Anderson considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. Kayne Anderson monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

E. Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.

The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding.

F. Option Writing — When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 6 for more detail on option contracts written.

G. Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend and distribution income is recorded on the ex-dividend date. Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. For the six months ended May 31, 2006, the Fund estimated that 90% of the MLP distributions received and 10% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $9,392 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized Gains and Net Change in Unrealized Gains in the accompanying Statement of Operations were increased by $1,670 and $7,722, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts.

H. Dividends and Distributions to Stockholders — Dividends and distributions to common stockholders are recorded on the ex-dividend date. The character of dividends made during the year may differ from their ultimate characterization for federal income tax purposes. Dividend and distributions to stockholders of each series of the Fund’s Auction Rate Preferred Stock are accrued on a daily basis and are determined as described in Note 9. The Fund’s dividends may be comprised of return of capital and ordinary income, which is based on the earnings and profits of the Fund. The Fund is unable to make final determinations as to the character of the dividend until after the end of the calendar year. The Fund informed its common stockholders in January 2006 that 100 percent of its dividends paid during fiscal year 2005 were ordinary income. Prospectively, the Fund will inform its common stockholders of the character of dividends during that fiscal year in January following such fiscal year.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

I. Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of dividends it has received, allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

J. Taxes — It is the Fund’s intention to elect to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, and excise tax regulations. As of May 31, 2006, $254 of the Fund’s sales were considered wash sales for federal income tax purposes.

For the fiscal year ended November 30, 2005 the tax character of the $8,695 dividend paid to common stockholders was ordinary income. $2,529 of this dividend was considered qualified dividend income provided the holding period requirement and certain other requirements were met.

At May 31, 2006, the identified cost of investments for Federal income tax purposes was $1,067,368, the cash received on option contracts written was $1,002 and the cash received on securities sold short was $754. At May 31, 2006, gross unrealized appreciation and depreciation of investments, options and securities sold short for Federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options and securities sold short)	$84,819
Gross unrealized depreciation of investments (including options and securities sold short)	(22,127)

Net unrealized appreciation before interest rate swap contracts and foreign currency related translations	62,692
Unrealized appreciation on interest rate swap contracts	5,480
Unrealized appreciation on foreign currency related translations	76

Net unrealized appreciation	$68,248

Income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax.

K. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.

L. Offering Costs and Organization Expenses — Offering costs incurred in connection with the sale of shares of common stock and the issuance of each series of the preferred stock were charged to paid-in capital when the shares were issued.

M. Derivative Financial Instruments — The Fund uses derivative financial instruments (principally interest rate swap contracts) to manage interest rate risk. The Fund has established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities. The Fund does not hold or issue derivative financial instruments for speculative purposes. All derivative financial instruments are recorded at fair value with changes in value during the reporting period are included as unrealized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market.

N. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Concentration of Risk

The Fund’s investment objective is to seek a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of the aggregate of its net assets and borrowings (“total assets”) in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities of Energy Companies. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.

4.	Agreements and Affiliations

The Fund has entered into an Investment Management Agreement with Kayne Anderson under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund.

Pursuant to the Investment Management Agreement, the Fund has agreed to pay the Adviser, as compensation for the services rendered by it, a management fee, payable monthly, equal on an annual basis to 1.25% of the average monthly total assets of the Fund. During the first year of the Fund’s investment activities (from June 28, 2005 until June 29, 2006), Kayne Anderson has contractually agreed to waive or reimburse the Fund for fees and expenses in an amount equal on an annual basis to 0.25% of its average monthly total assets. During the second year of investment activities (from June 30, 2006 until June 29, 2007), Kayne Anderson has contractually agreed to

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

waive or reimburse the Fund for fees and expenses in an amount equal on an annual basis to 0.125% of its average monthly total assets. For the six months ended May 31, 2006, the fee waiver amounted to $1,345.

For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month (or as of the commencement of operations for the initial period if a partial month). The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes issuances and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends on any outstanding common stock and accrued and unpaid dividends on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.

For the six months ended May 31, 2006, KA Associates, Inc., an affiliate of the Adviser, earned approximately $34 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

5.	Restricted Securities

Certain of the Fund’s investments are restricted as to resale and are valued as determined in accordance with procedures established by the Board of Directors and more fully described in Note 2. The table below shows the number of units held, the acquisition date, aggregate cost, and fair value as of May 31, 2006, value per unit of such security, percent of net assets applicable to common stockholders and percent of total assets which the security comprises.

		Number of					Percent of	Percent of
		Units	Acquisition	Cost	Fair Value	Value Per	Net	Total
Partnership	Security	(in 000’s)	Date	(in 000’s)	(in 000’s)	Unit	Assets(1)	Assets

Plains All American Pipeline, L.P.	Common Units	74	3/22/06	$3,158	$3,547	$48.07	0.4%	0.3%
Plains All American Pipeline, L.P.	Common Units	37	4/19/06	1,579	1,751	47.47	0.2	0.2

		111		$4,737	$5,298		0.6%	0.5%

(1)	Applicable to common stockholders.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

6.	Option Contracts Written

Transactions in written call and put options for the six months ended May 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Received

Call Options Written
Options outstanding at beginning of period	1,650	$562
Options written	19,823	4,407
Options written terminated in closing purchase transactions	(1,000)	(186)
Options exercised	(6,889)	(1,981)
Options expired	(10,684)	(2,018)

Options outstanding at end of period	2,900	$784

Put Options Written
Options outstanding at beginning of period	400	$65
Options written	3,200	721
Options exercised	(1,976)	(433)
Options expired	(1,100)	(135)

Options outstanding at end of period	524	$218

7.	Investment Transactions

For the six months ended May 31, 2006, the Fund purchased and sold securities in the amount of $514,355 and $298,389 (excluding short-term investments, securities sold short, options and interest rate swaps), respectively.

8.	Revolving Credit Line Outstanding

The Fund has an uncommitted revolving credit line with Custodial Trust Company (an affiliate of the administrator, Bear Stearns Funds Management Inc.), under which the Fund may borrow from Custodial Trust Company an aggregate amount of up to the lesser of $200,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act, subject to certain limitations imposed by the lender. For the six months ended May 31, 2006, the average amount outstanding was $4,906 with a weighted average interest rate of 5.43%. As of May 31, 2006, the Fund had no outstanding borrowings on the revolving credit line. Any loans under this line are repayable on demand by the lender at any time.

9.	Preferred Stock

On December 22, 2005 the Fund issued three series of auction rate preferred stock (“Preferred Stock”) for a total of $300,000. Each series (Series A, Series B and Series C) consists of 4,000 shares and each in the amount of $100,000. The Fund has authorized 21,000 shares of Preferred Stock. The Preferred Stock has rights determined by the Board of Directors. The Preferred Stock has a liquidation value of $25,000 per share plus any accumulated, but unpaid dividends, whether or not declared.

Holders of the Preferred Stock are entitled to receive cash dividend payments at an annual rate that may vary for each rate period. The dividend rates of Series A, B and C as of May 31, 2006 were 4.85%, 4.75%, and 4.90%, respectively. The weighted average dividend rates of Series A, B and C for the period ended May 31, 2006, were 4.45%, 4.52% and 4.45%, respectively. Each rate includes the applicable rate based on the latest results of the

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

auction, and does not include commissions paid to the auction agent in the amount of 0.25%. Under the 1940 Act, the Fund may not declare dividends or make other distribution on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock would be less than 200%.

The Preferred Stock is redeemable in certain circumstances at the option of the Fund. The Preferred Stock is also subject to a mandatory redemption if the Fund fails to meet an asset coverage ratio required by law, or fails to cure deficiency as stated in the Fund’s rating agency guidelines in a timely manner.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with the holders of shares of common stock as a single class except on matters affecting only the holders of preferred stock or the holders of common stock.

10.	Interest Rate Swap Contracts

The Fund has entered into interest rate swap contracts to partially hedge itself from increasing interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap contracts, which, everything else being held constant, would result in a decline in the net assets of the Fund. In addition, if the counterparty to the interest rate swap contracts defaults, the Fund would not be able to use the anticipated receipts under the swap contracts to offset the interest payments on the Fund’s leverage. At the time the interest rate swap contracts reach their scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement transaction would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap contract early, then the Fund could be required to make a termination payment. As of May 31, 2006, the Fund has entered into four interest rate swap contracts with UBS AG as summarized below:

	Nominal	Fixed Rate(s)	Floating Rate	Unrealized
Termination Dates	Amount	Paid by the Fund	Received by the Fund	Appreciation

11/01/10-12/30/15	$125,000	4.30-4.85%	1-month U.S. Dollar LIBOR	$5,480

At May 31, 2006, the weighted average duration of the interest rate swap contracts was 5.9 years and the weighted average fixed interest rate was 4.56%. The Fund is exposed to credit risk on each interest rate swap contract if the counterparty should fail to perform under the terms of each interest rate swap contract.

11.	Common Stock

The Fund has 199,979,000 shares of common stock authorized. Of the 31,645,025 shares of common stock outstanding at May 31, 2006, Kayne Anderson owned 4,000 shares. Transactions in common shares for the six months ended May 31, 2006, were as follows:

Shares at November 30, 2005	32,204,000
Shares repurchased	(558,975)

Shares at May 31, 2006	31,645,025

The Board of Directors of the Fund, at a meeting held on January 23, 2006, authorized management to make open market purchases of its common stock from time to time until April 30, 2006, in an amount up to $20,000 of the Fund’s outstanding shares of common stock if the Fund’s shares are trading at a discount to net asset value of 7% or more. Open market purchases may continue to be made within the discretion of management if the discount falls below 7%. On April 28, 2006, the Board of Directors of the Fund approved an extension of this program. The repurchase program will continue until the earlier of (i) the repurchase of $20,000 of common stock, or (ii) July 31,

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONCLUDED)

2006. During the six months ended May 31, 2006, pursuant to the conditions described above, the Fund repurchased 558,975 shares of its common stock for a total cost of $12,845, which represented a discount of approximately 9% to the Fund’s net asset value per share.

12.	Subsequent Events

On July 13, 2006, the Fund paid a dividend to its common stockholders in the amount of $0.44 per share, for a total of $13,850. Of this total, pursuant to the Fund’s dividend reinvestment plan, $6,164 will be reinvested into the Fund. As of July 28, 2006, the reinvestment of dividends was substantially complete with the open market purchases of 253,000 shares of common stock for a cost of $6,088 pursuant to such reinvestment plan.

Pursuant to the Funds common stock repurchase program described in Note 11, as of July 28, 2006, the Fund repurchased 764,275 shares of its common stock for a total cost of $17,640 which represented a discount of approximately 9% to the Fund’s net asset value per share.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

PRIVACY POLICY NOTICE
(UNAUDITED)

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) considers privacy to be fundamental to its relationship with its stockholders. The Fund is committed to maintaining the confidentiality, integrity and security of the non-public personal information of its stockholders and potential investors. Accordingly, the Fund has developed internal policies to protect confidentiality while allowing stockholders’ needs to be met. This notice applies to former as well as current stockholders and potential investors who provide the Fund with nonpublic personal information.

The Fund may collect several types of nonpublic personal information about stockholders or potential investors, including:

•	Information from forms that you may fill out and send to the Fund or one of its affiliates or service providers in connection with an investment in the Fund (such as name, address, and social security number).

•	Information you may give orally to the Fund or one of its affiliates or service providers.

•	Information about your transactions with the Fund, its affiliates, or other third parties, such as the amount stockholders have invested in the Fund.

•	Information about any bank account stockholders or potential investors may use for transfers between a bank account and an account that holds or is expected to hold shares of its stock.

•	Information collected through an Internet “cookie” (an information collecting device from a web server based on your use of a web site).

The Fund may disclose all of the information it collects, as described above, to certain nonaffiliated third parties such as attorneys, accountants, auditors and persons or entities that are assessing its compliance with industry standards. Such third parties are required to uphold and maintain its privacy policy when handling your nonpublic personal information.

The Fund may disclose information about stockholders or potential investors at their request. The Fund will not sell or disclose your nonpublic personal information to anyone except as disclosed above or as otherwise permitted or required by law.

Within the Fund and its affiliates, access to information about stockholders and potential investors is restricted to those personnel who need to know the information to service stockholder accounts. The personnel of the Fund and its affiliates have been instructed to follow its procedures to protect the privacy of your information.

The Fund reserves the right to change this privacy notice in the future. Except as described in this privacy notice, the Fund will not use your personal information for any other purpose unless it informs you how such information will be used at the time you disclose it or the Fund obtains your permission to do so.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
(UNAUDITED)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling (877) 657-3863;

•	on the Fund’s website, http://www.kayneetr.com; or

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (877) 657-3863, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. The Fund also makes its Forms N-Q available on its website at http://www.kayneetr.com.

SHARE REPURCHASE DISCLOSURE
(UNAUDITED)

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase shares of its common stock in the open market.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS
(UNAUDITED)

On June 13, 2006, the Fund held its annual meeting of stockholders where the following matter was approved by stockholders: (i) the election of two Class I Directors of the Fund, representing Kevin S. McCarthy voted by the Common and Auction Rate Preferred stockholders and Steven C. Good by the Auction Rate Preferred stockholders only. On this matter, 27,091,614 shares (Common and Auction Rate Preferred) were cast in favor, no shares were cast against, and 266,371 shares abstained for the election of Mr. McCarthy, and 10,850 shares (Auction Rate Preferred) were cast in favor, no shares were cast against, and 25 shares abstained for the election of Mr. Good. As a result of the vote on this matter, Kevin S. McCarthy and Steven C. Good were elected to serve as directors of the Fund for a 3-year term. In addition to Mr. Good, and Mr. McCarthy the Fund’s directors with terms continuing after the meeting are Anne K. Costin, Gerald I. Isenberg, and Terrence J. Quinn.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors, President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
Terrence J. Quinn	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Vice President, Assistant Secretary and Assistant Treasurer
James C. Baker	Vice President

Investment Adviser	Administrator
Kayne Anderson Capital Advisors, L.P. 1800 Avenue of the Stars, Second Floor Los Angeles, CA 90067	Bear Stearns Funds Management Inc. 383 Madison Avenue New York, NY 10179

1100 Louisiana Street, Suite 4550 Houston, TX 77002	Stock Transfer Agent and Registrar American Stock Transfer & Trust Company 59 Maiden Lane New York, NY 10038

Custodian	Independent Registered Public Accounting Firm
Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540	PricewaterhouseCoopers LLP 350 South Grand Avenue Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kayneetr.com.
This report, including the financial statements herein, is made available to stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by its independent registered public accounting firm who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
     Please see the schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

			(c) Total Number of	(d) Maximum Dollar
			Shares Purchased as	Value that May Yet
	(a) Total Number of	(b) Average Price	Part of Publicly	Be Purchased Under
Period	Shares Purchased	Paid per Share	Announced Programs	the Programs
December 1st through December 31st	0	0	0	0
January 1st through January 31st	0	0	0	0
February 1st through February 28th	0	0	0	0
March 1st through March 31st	100,012	$22.95	100,012	$17,704,413
April 1st through April 30th	131,063	22.97	131,063	14,694,185
May 1st through May 31st	327,900	22.99	327,900	7,155,313
Total	558,975		558,975
(a)	The program was announced January 30, 2006 and extended on May 1, 2006.

(b)	$20 million of outstanding common stock.

(c)	The expiration date is July 31, 2006.

(d)	The initial program’s expiration was April 30, 2006.

(e)	Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
None.
Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
     (b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable.
     (a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.
     (b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/S/ TERRY A. HART
Date: August 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ KEVIN S. MCCARTHY

Date: August 3, 2006

By:	/S/ TERRY A. HART

Date: August 3, 2006